Long-Term Debt, Net	6 Months Ended
Jun. 30, 2019
Disclosure of detailed information about borrowings [abstract]
Long-Term Debt, net

8        Long-Term Debt, net

            Long-term debt in the consolidated statement of financial position is analysed as follows:

	Borrower	Loan Balance	Unamortized Debt Discount	Total Borrowings
(a)	Devocean Maritime LTD., Domina Maritime LTD., Dulac Maritime S.A., Artful Shipholding S.A. & Longevity Maritime Limited	37,000	(874)	36,126
(b)	Globus Maritime Ltd. – Firment Shipping Inc.	307	-	307
(c)	Globus Maritime Ltd. – Convertible Note	1,248	-	1,248

	Total at June 30, 2019	38,555	(874)	37,681
	Less: Current Portion	(1,248)	274	(974)
	Long-Term Portion	37,307	(600)	36,707

	Total at December 31, 2018	37,163	(295)	36,868
	Less: Current Portion	(35,663)	295	(35,368)
	Long-Term Portion	1,500	-	1,500

Details of the Company’s credit facilities and debt securities are discussed in Note 12 of the Company’s consolidated financial statements for the year ended December 31, 2018, included in the 2018 Annual Report.

As of June 30, 2019, the Company was in compliance with the loan covenants of the agreements with the lenders.

In more detail:

  (a)  In June 2019, Globus through its wholly owned subsidiaries, Devocean Maritime Ltd.(the “Borrower A”), Domina Maritime Ltd.(the “Borrower B”), Dulac Maritime S.A. (the “Borrower C”), Artful Shipholding S.A. .(the “Borrower D”) and Longevity Maritime Limited (the “Borrower E”), vessel owning companies of m/v River Globe, m/v Sky Globe, m/v Star Globe, m/v Moon Globe and m/v Sun Globe, respectively, entered a new term loan facility for up to $37,000 with EnTrust Global’s Blue Ocean Fund for the purpose of refinancing the existing indebtedness secured on the ships and for general corporate purposes. The loan facility is in the names of Devocean Maritime Ltd., Domina Maritime Ltd, Dulac Maritime S.A., Artful Shipholding S.A. and Longevity Maritime Limited as the borrowers and is guaranteed by Globus. The loan facility bears interest at LIBOR plus a margin of 8.50% (or 10.5% default interest) for interest periods of three months. This loan facility will be referred as EnTrust loan facility.

On June 24, 2019, the Company drew down $37,000 and fully prepaid the existing loan facilities with Hamburg Commercial Bank AG (formerly known as HSH Nordbank AG) and Macquarie Bank International Limited. The “EnTrust” loan facility consists of five Tranches:

Tranche (A) of $6,375 for the purpose of prepaying to Hamburg Commercial Bank AG the amount outstanding with respect to the m/v River Globe. The balance outstanding of tranche (A) at June 30, 2019, was $6,375 payable in 6 equal quarterly instalments of $266 starting, March 2021, as well as a balloon payment of $4,779 due together with the 6th and final instalment due in June 2022. This repayment schedule is subject to alterations depending on the amount of “Excess cash”, as described in the loan agreement, which could have already decreased the balloon amount.

Tranche (B) of $7,375 for the purpose of prepaying to Hamburg Commercial Bank AG the amount outstanding with respect to the m/v Sky Globe. The balance outstanding of tranche (B) at June 30, 2019, was $7,375 payable in 6 equal quarterly instalments of $230 starting, March 2021, as well as a balloon payment of $5,995 due together with the 6th and final instalment due in June 2022. This repayment schedule is subject to alterations depending on the amount of “Excess cash”, as described in the loan agreement, which could have already decreased the balloon amount.

Tranche (C) of $7,750 for the purpose of prepaying to Hamburg Commercial Bank AG the amount outstanding with respect to the m/v Star Globe. The balance outstanding of tranche (C) at June 30, 2019, was $7,750 payable in 6 equal quarterly instalments of $215 starting, March 2021, as well as a balloon payment of $6,460 due together with the 6th and final instalment due in June 2022. This repayment schedule is subject to alterations depending on the amount of “Excess cash”, as described in the loan agreement, which could have already decreased the balloon amount.

Tranche (D) of $6,500 for the purpose of prepaying to Macquarie Bank International Limited the amount outstanding with respect to the m/v Moon Globe. The balance outstanding of tranche (D) at June 30, 2019, was $6,500 payable in 6 equal quarterly instalments of $406 starting, March 2021, as well as a balloon payment of $4,064 due together with the 6th and final instalment due in June 2022. This repayment schedule is subject to alterations depending on the amount of “Excess cash”, as described in the loan agreement, which could have already decreased the balloon amount.

Tranche (E) of $9,000 for the purpose of prepaying to Macquarie Bank International Limited the amount outstanding with respect to the m/v Sun Globe. The balance outstanding of tranche (E) at June 30, 2019, was $9,000 payable in 6 equal quarterly instalments of $375 starting, March 2021, as well as a balloon payment of $6,750 due together with the 6th and final instalment due in June 2022. This repayment schedule is subject to alterations depending on the amount of “Excess cash”, as described in the loan agreement, which could have already decreased the balloon amount.

The loan is secured by, among other things:

  First preferred mortgage over m/v River Globe, m/v Sky Globe, m/v Star Globe, m/v Moon Globe and m/v Sun Globe.
  Guarantees from Globus and the vessel owning companies.
  Assignment of all insurances and earnings of the mortgaged vessels.
  Assignment of charter in respect of each vessel and an assignment of any guarantee or security in respect of such charters.

The EnTrust loan facility contains various covenants requiring the vessels owning companies and/or Globus to, amongst others things, ensure that:

  The Borrowers shall maintain a minimum liquidity at all times of not less than $250 for each mortgaged ship.

  The Parent Guarantor shall maintain, on a consolidated basis, at the end of each calendar quarter liquid funds in an amount, in aggregate, of not less than 5 per cent of the consolidated “Financial Indebtedness”, as described in the loan agreement, of the Group as reflected in the most recent financial statements of the Parent Guarantor.

  Each Borrower shall maintain in its earnings account during a “Cash Sweep Period”, which is the period commencing on the relevant Utilisation Date and ending on 30 September 2019 and each three-month period thereafter commencing on 1 January, 1 April, 1 July and 1 October in each financial year of that Borrower, with the last such three-month period commencing on 30 June 2020 and ending on 30 September 2020, the applicable “Buffer Amount”, which is in relation to a Borrower for a Cash Sweep Period, the product of:

(a) an amount equal to the lower of:

(i) $1,000; and

(ii) the difference between the daily time charter equivalent rate of the Ship owned by that Borrower, as evidenced in the management accounts, and the “Break-Even Expenses”, as described in the loan agreement, of that ship for that Cash Sweep Period; and

(b) the actual number of days lapsed during that Cash Sweep Period for that Borrower.

  Each of Borrower B, Borrower C and Borrower D shall create a reserve fund in the Reserve Account to meet the anticipated dry docking and special survey fees and expenses for the Ship owned by it, by maintaining in the Reserve Account a minimum credit balance (the "Accruing Dry Docking and Special Survey Reserves") which may not be withdrawn (other than for the purpose of covering the documented and incurred costs and expenses for the next special survey of that Ship), in an amount equal to, at each Quarter End Date, the product of:

(i) $500; and

(ii) the number of days elapsed from the relevant Utilisation Date until such Quarter End Date, and that Borrower shall ensure that the credit balance of the Reserve Account shall be increased to meet the required amount of the Accruing Dry Docking and Special Survey Reserves by no later than each Quarter End Date.

Each of Borrower A and Borrower E shall deposit on the relevant Utilisation Date in the Reserve Account to meet the anticipated dry docking and special survey fees and expenses for Ship which is owned by it, a minimum credit balance in an amount equal to $450 which may not be withdrawn (other than for the purpose of covering the documented and incurred costs and expenses for the next special survey of that Ship).

  No Borrower shall incur or permit to be outstanding any Financial Indebtedness except “Permitted Financial Indebtedness”.

"Permitted Financial Indebtedness" means:

(a) any Financial Indebtedness incurred under the Finance Documents;

(b) any Financial Indebtedness that is subordinated to all Financial Indebtedness incurred under the Finance Documents pursuant to a Subordination Agreement or otherwise and which is, in the case of any such Financial Indebtedness of the Borrower, the subject of Subordinated Debt Security; and

(c) any “Permitted Trade Debt”.

"Permitted Trade Debt" means any trade debt on arm's length commercial terms reasonably incurred in the ordinary course of owning, operating, trading, chartering, maintaining and repairing a Ship which remains unpaid for over 15 days of its due date and which does not exceeds $400 (or the equivalent in any other currency) per Ship at any relevant time

As of June 30, 2019, the Company was in compliance with the covenants of EnTrust Loan Agreement.

  (b)  Relating to the Firment Shipping Credit Facility during the Company converted to share capital, as per the conversion clause included in the Firment Shipping Credit Facility, on April 23, 2019 the outstanding principal amount of $3,100 plus the accrued interest of $70 with a conversion price of $2.80 per share and issued 1,132,191 new common shares on behalf of Firment Shipping Inc. This conversion resulted to a gain of approximately $117, which was classified under “gain on derivative financial instruments” in the consolidated statement of comprehensive loss.

As of June 30, 2019, the amount drawn and outstanding with respect to Firment Shipping Credit Facility was $800. The non-derivative host was classified under “long-term borrowings” in the consolidated statement of financial position and was $307 and the derivative component that was initially recognized amounted to $493 and was classified under “fair value of derivative financial instruments” in the consolidated statement of financial position. For the period ended June 30, 2019, the Company recognized a gain on this derivative financial instrument amounting to $9, which was classified under “gain on derivative financial instruments” in the consolidated statement of comprehensive loss.

As of June 30, 2019, there was an amount of $11,100 available to be drawn under the Firment Shipping Credit Facility.

The Firment Shipping Credit Facility requires that Athanasios Feidakis remain Chief Executive Officer and that Firment Shipping maintains at least a 40% shareholding in Globus, other than due to actions taken by Firment Shipping, such as sales of shares.

As of June 30, 2019, the Company was in compliance with the loan covenants of the Firment Shipping Credit Facility.

   (c) On March 13, 2019, the Company signed a securities purchase agreement with a private investor and on the same date issued, for gross proceeds of $5 million, a senior convertible note (the “Convertible Note”) that is convertible into shares of the Company’s common stock, par value $0.004 per share. If not converted or redeemed beforehand pursuant to the terms of the Convertible Note, the Convertible Note matures upon the anniversary of its issue. The Convertible Note was issued in a transaction exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”).

The Convertible Note provides for interest to accrue at 10% annually, which interest shall be paid on the first anniversary of the Convertible Note’s issuance unless the Convertible Note is converted or redeemed pursuant to its terms beforehand. The interest may be paid in common shares of the Company, if certain conditions described within the Convertible Note are met. With respect to the Convertible Note, the Company also signed a registration rights agreement with the private investor pursuant to which it agreed to register for resale the shares that could be issued pursuant to the Convertible Note.  The registration rights agreement contains liquidated damages if the Company is unable to register for resale the shares into which the Convertible Note may be converted, and maintain such registration.

As per the conversion clause included in the Convertible Note, the Company has recognized this agreement as a hybrid agreement which includes an embedded derivative. This embedded derivative was separated to the derivative component and the non-derivative host. The derivative component is shown separately from the non-derivative host in the consolidated statement of financial position at fair value. The changes in the fair value of the derivative financial instrument are recognized in the consolidated statement of comprehensive loss. As of June 30, 2019, the amount drawn and outstanding with respect to the Convertible Note was $5,000. The non-derivative host was classified under “long-term borrowings” in the consolidated statement of financial position and was $1,248 and the derivative component that was initially recognized amounted to $3,752 and was classified under “fair value of derivative financial instruments” in the consolidated statement of financial position. For the period ended June 30, 2019, the Company recognized a gain on this derivative financial instrument amounting to $1,397, which was classified under “gain on derivative financial instruments” in the consolidated statement of comprehensive loss.

The contractual annual loan principal payments per loan facility to be made subsequent to June 30, 2019, were as follows (maturities have been determined as if no prepayments will occur):

	(a)	(b)	(c)	Total
June 30,	EnTrust	Firment	Convertible Note
2020	-	-	5,000	5,000
2021	2,985	800	-	3,785
2022 and thereafter	34,015	-	-	34,015
Total	37,000	800	5,000	42,800